Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Changes in accumulated other comprehensive income (loss) attributable to 3M
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018, net of tax:	$(2,098)	$(4,880)	$64	$(6,914)
Impact of Adoption of ASU No. 2018-02	(13)	(817)	(23)	(853)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	102	(1,205)	(26)	(1,129)
Amounts reclassified out	142	505	(70)	577
Total other comprehensive income (loss), before tax	244	(700)	(96)	(552)
Tax effect	(32)	193	24	185
Total other comprehensive income (loss), net of tax	212	(507)	(72)	(367)
Balance at December 31, 2019, net of tax:	(1,899)	(6,204)	(31)	(8,134)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	387	(582)	(113)	(308)
Amounts reclassified out	—	619	(71)	548
Total other comprehensive income (loss), before tax	387	37	(184)	240
Tax effect	62	69	42	173
Total other comprehensive income (loss), net of tax	449	106	(142)	413
Balance at December 31, 2020, net of tax:	$(1,450)	$(6,098)	$(173)	$(7,721)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(428)	1,223	108	903
Amounts reclassified out	—	658	47	705
Total other comprehensive income (loss), before tax	(428)	1,881	155	1,608
Tax effect	(65)	(536)	(36)	(637)
Total other comprehensive income (loss), net of tax	(493)	1,345	119	971
Balance at December 31, 2021, net of tax:	$(1,943)	$(4,753)	$(54)	$(6,750)

Reclassifications out of accumulated other comprehensive income
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

Details about Accumulated Other Comprehensive Income Components (Millions)	Amounts Reclassified from Accumulated Other Comprehensive Income			Location on Income Statement
	Year ended December 31,
	2021	2020	2019
Cumulative translation adjustment
Deconsolidation of Venezuelan subsidiary	$—	$—	$(142)	Other (expense) income, net
Total before tax	—	—	(142)
Tax effect	—	—	—	Provision for income taxes
Net of tax	—	—	(142)

Defined benefit pension and postretirement plans adjustments
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Transition asset	(2)	(2)	—	Other (expense) income, net
Prior service benefit	60	62	69	Other (expense) income, net
Net actuarial loss	(689)	(659)	(524)	Other (expense) income, net
Curtailments/Settlements	(27)	(20)	(48)	Other (expense) income, net
Deconsolidation of Venezuelan subsidiary	—	—	(2)	Other (expense) income, net
Total before tax	(658)	(619)	(505)
Tax effect	160	148	121	Provision for income taxes
Net of tax	(498)	(471)	(384)

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts	(38)	80	74	Cost of sales
Interest rate contracts	(9)	(9)	(4)	Interest expense
Total before tax	(47)	71	70
Tax effect	11	(17)	(17)	Provision for income taxes
Net of tax	(36)	54	53
Total reclassifications for the period, net of tax	$(534)	$(417)	$(473)